Loans Receivable Allowance (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loans receivable allowance, beginning of period	$ 1,001,000	$ 1,165,000	$ 1,165,000	$ 1,237,000
Provision for loan losses charged to expense	632,508	454,089	1,397,000	1,280,000
Charge-offs, net	(728,508)	(778,089)	(1,561,000)	(1,352,000)
Loans receivable allowance, end of period	$ 905,000	$ 841,000	$ 1,001,000	$ 1,165,000